Note 2 - Liquidity (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Net Income (Loss) Attributable to Parent	$ (524,488)	$ (109,119)	$ (1,264,273)	$ (146,910)	$ (1,023,422)	$ (302,481)
Retained Earnings (Accumulated Deficit)	(7,570,570)		(7,570,570)		(6,306,297)	$ (5,282,875)
Net Working Capital	$ 3,185,092		$ 3,185,092		$ (675,015)